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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2005

Check here if Amendment [X]; Amendment Number: 1

This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            CITADEL LIMITED PARTNERSHIP
Address:         131 SOUTH DEARBORN
                 CHICAGO, IL 60603

13F File Number: 28-5912

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  GERALD A. BEESON
Title: CHIEF FINANCIAL OFFICER
Phone: (312) 395-3121

Signature, Place, and Date of Signing:

   /s/ Gerald A. Beeson       CHICAGO, ILLINOIS             11/14/2006
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         42

Form 13F Information Table Value Total: $2,578,323(thousands)

List of Other Included Managers:

NONE

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
                                                               FORM 13F
Page 1 of 3                             Name of Reporting Manager Citadel Limited Partnership                  (SEC USE ONLY)
                                                                                                                  Item 8:
                                                                              Item 6:                         Voting Authority
                                                                       Investment Discretion                      (Shares)
                                               Item 4:     Item 5:  ----------------------------              ----------------
                         Item 2:   Item 3:      Fair      Shares of      (b) Shared                Item 7:
        Item 1:          Title of   CUSIP      Market     Principal (a)  As Defined  (c) Shared-   Managers   (a)   (b)   (c)
     Name of Issuer       Class    Number       Value      Amount   Sole in Instr. V    Other    See Instr. V Sole Shared None
------------------------ -------- --------- ------------- --------- ---- ----------- ----------- ------------ ---- ------ ----
IVX 1.8750% 12/15/2024     Bond   465823AN2    14,188,412    11,000  X                               n/a      n/a
AMERITRADE HLDG CORP -
  CL A COM STK              Cmn   03074K100    21,069,756   981,358  X                               n/a        X
ARGOSY GAMING CO.
  COMMON STOCK              Cmn   040228108     4,813,515   102,437  X                               n/a        X
AT T COMMON STOCK           Cmn   001957505    27,324,673 1,380,034  X                               n/a        X
BEVERLY ENTERPRISES
  COMMON STOCK BEV          Cmn   087851309       150,087    12,252  X                               n/a        X
CAPITAL AUTOMOTIVE REIT
  CMN STK                   Cmn   139733109    51,119,652 1,320,580  X                               n/a        X
CINERGY CORP CMN STK        Cmn   172474108     1,707,520    38,449  X                               n/a        X
COMMERCIAL FEDERAL
  CMN STK                   Cmn   201647104    56,332,297 1,650,038  X                               n/a        X
DEX MEDIA, INC. COMMON
  STOCK                     Cmn   25212E104    18,207,675   655,188  X                               n/a        X
GILLETTE CO COMMON
  STOCK                     Cmn   375766102   435,403,279 7,481,156  X                               n/a        X
GUIDANT CORP CMN STOCK      Cmn   401698105   382,650,332 5,554,512  X                               n/a        X
HIBERNIA CORP CL 'A' CMN
  STOCK                     Cmn   428656102     5,728,958   190,711  X                               n/a        X
HUDSON UNITED BANCORP
  CMN STK                   Cmn   444165104    18,162,279   429,064  X                               n/a        X
ID BIOMEDICAL CORP CMN
  STOCK                     Cmn   44936D108       206,714     6,879  X                               n/a        X
IMS HEALTH INC CMN
  STOCK                     Cmn   449934108   156,178,944 6,204,964  X                               n/a        X
                                            -------------
   COLUMN TOTALS                            1,193,244,093

                                                             FORM 13F
Page 2 of 3                            Name of Reporting Manager Citadel Limited Partnership                  (SEC USE ONLY)
                                                                                                                 Item 8:
                                                                             Item 6:                         Voting Authority
                                                                      Investment Discretion                      (Shares)
                                             Item 4:     Item 5:   ----------------------------              ----------------
                       Item 2:   Item 3:      Fair      Shares of       (b) Shared                Item 7:
       Item 1:         Title of   CUSIP      Market     Principal  (a)  As Defined  (c) Shared-   Managers   (a)   (b)   (c)
    Name of Issuer      Class    Number       Value      Amount    Sole in Instr. V    Other    See Instr. V Sole Shared None
    --------------     -------- --------- ------------- ---------- ---- ----------- ----------- ------------ ---- ------ ----
INAMED CORP CMN STK      Cmn    453235103    31,354,300    414,301  X                               n/a        X
IVAX CORP CMN STOCK      Cmn    465823102   238,368,762  9,042,821  X                               n/a        X
MACROMEDIA INC CMN STK   Cmn    556100105   116,285,982  2,859,257  X                               n/a        X
MAYTAG CORPORATION
  COMMON STOCK           Cmn    578592107     7,236,840    396,322  X                               n/a        X
MBNA CORP                Cmn    55262L100   269,513,774 10,938,059  X                               n/a        X
MCI INC COMMON STOCK
  WHEN ISSUE             Cmn    552691107     3,504,369    137,913  X                               n/a        X
PANAMSAT HOLDING CORP
  COMMON STOCK           Cmn    69831Y105     1,932,781     79,867  X                               n/a        X
PETROKAZAKHSTAN INC -
  CL A                   Cmn    71649P102    26,936,591    494,885  X                               n/a        X
PROVIDIAN FINANCIAL
  CORP.                  Cmn    74406A102   450,511,293 25,481,408  X                               n/a        X
PUBLIC SVC ENTERPRISES   Cmn    744573106     2,726,998     42,371  X                               n/a        X
REEBOK INTL LTD          Cmn    758110100    60,768,173  1,074,212  X                               n/a        X
RENAL CARE GROUP INC
  CMN STOCK              Cmn    759930100   121,064,813  2,558,428  X                               n/a        X
SHURGARD STORAGE CTRS
  -CL A CMN STK          Cmn    82567D104    18,340,110    328,264  X                               n/a        X
TERADYNE INC CMN STK     Cmn    880770102    17,797,940  1,078,663  X                               n/a        X
                                          -------------
   COLUMN TOTALS                          1,366,342,724                                                      n/a

                                                                 FORM 13F
Page 3 of 3                               Name of Reporting Manager Citadel Limited Partnership                   (SEC USE ONLY)
                                                                                                                     Item 8:
                                                                                 Item 6:                         Voting Authority
                                                                          Investment Discretion                      (Shares)
                                                  Item 4:     Item 5:  ----------------------------              ----------------
                           Item 2:    Item 3:      Fair      Shares of      (b) Shared                Item 7:
       Item 1:             Title of    CUSIP      Market     Principal (a)  As Defined  (c) Shared-   Managers   (a)   (b)   (c)
    Name of Issuer          Class     Number       Value      Amount   Sole in Instr. V    Other    See Instr. V Sole Shared None
----------------------    ---------- --------- ------------- --------- ---- ----------- ----------- ------------ ---- ------ ----
DUK 20.0 STRIKE AMER
  CALL 01/21/2006         Opt (Call) 264399106     2,081,250   2,250    X                               n/a      n/a
GD 70.0 STRIKE AMER
  CALL 01/21/2006         Opt (Call) 369550108       570,000     114    X                               n/a      n/a
GD 80.0 STRIKE AMER
  CALL 01/21/2006         Opt (Call) 369550108       546,040     136    X                               n/a      n/a
GD 90.0 STRIKE AMER
  CALL 01/21/2006         Opt (Call) 369550108       294,395      97    X                               n/a      n/a
GDT 65.0 STRIKE AMER
  CALL 01/21/2006         Opt (Call) 401698105     4,865,000   7,000    X                               n/a      n/a
GDT 70.0 STRIKE AMER
  CALL 01/21/2006         Opt (Call) 401698105       588,015   1,611    X                               n/a      n/a
GDT 75.0 STRIKE AMER
  CALL 01/21/2006         Opt (Call) 401698105       654,413   7,479    X                               n/a      n/a
GILD 25.0 STRIKE AMER
  CALL 01/21/2006         Opt (Call) 375558103       583,220     242    X                               n/a      n/a
GILD 30.0 STRIKE AMER
  CALL 01/21/2006         Opt (Call) 375558103       612,480     319    X                               n/a      n/a
GDT 65.0 STRIKE AMER
  PUT 01/21/2006           Opt (Put) 401698105     2,425,000  10,000    X                               n/a      n/a
GDT 70.0 STRIKE AMER
  PUT 10/22/2005           Opt (Put) 401698105     4,703,108  16,079    X                               n/a      n/a
PKZ 55.0 STRIKE AMER
  PUT 10/22/2005           Opt (Put) 71649P102       463,750   3,500    X                               n/a      n/a
T 17.5 STRIKE AMER PUT
  01/21/2006               Opt (Put) 001957505       350,000  10,000    X                               n/a      n/a
                                               -------------
       COLUMN TOTALS                              18,736,670
                                               -------------
   LONG MARKET VALUE                           2,578,323,487
                                               =============